additional statement of cash flow information - Financing activities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Dividends payable to holders of Common Shares
Changes in liabilities arising from financing activities
Beginning	$ 605	$ 550
Redemptions, repayments or payments	(2,488)	(2,259)
Other	2,532	2,314
Ending	649	605
Dividends reinvested in shares from Treasury
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	860	697
Other	(860)	(697)
Purchase of common shares for cancellation
Changes in liabilities arising from financing activities
Redemptions, repayments or payments	(40)
Other	40
Dividends payable to holders of Common Shares net of dividends reinvested in shares from treasury
Changes in liabilities arising from financing activities
Beginning	605	550
Redemptions, repayments or payments	(1,628)	(1,562)
Other	1,672	1,617
Ending	649	605
Short-term borrowings
Changes in liabilities arising from financing activities
Beginning	922	104
Issued or received	411	1,040
Redemptions, repayments or payments	(352)	(263)
Foreign exchange movement	(61)	41
Ending	920	922
Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Beginning	2
Issued or received	29	63
Redemptions, repayments or payments	(75)	(15)
Foreign exchange movement	44	(46)
Ending		2
Short-term borrowings including Net-settled derivatives used to manage currency risk arising from U.S. dollar-denominated short-term borrowings - liability (asset)
Changes in liabilities arising from financing activities
Beginning	924	104
Issued or received	440	1,103
Redemptions, repayments or payments	(427)	(278)
Foreign exchange movement	(17)	(5)
Ending	920	924
Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	28,786	27,538
Issued or received	16,781	9,832
Redemptions, repayments or payments	(15,639)	(10,195)
Foreign exchange movement	10	137
Other	672	1,474
Ending	30,610	28,786
Long-term debt
Changes in liabilities arising from financing activities
Beginning	28,786	27,538
Issued or received	12,773	6,455
Redemptions, repayments or payments	(11,631)	(6,818)
Foreign exchange movement	10	137
Other	672	1,474
Ending	30,610	28,786
TELUS Corporation senior notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	22,077	20,301
Issued or received		2,500
Redemptions, repayments or payments	(3,348)	(1,100)
Foreign exchange movement	(226)	378
Other	(312)	(2)
Ending	18,191	22,077
TELUS Corporation commercial paper | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,404	1,021
Issued or received	3,573	3,601
Redemptions, repayments or payments	(3,931)	(3,300)
Foreign exchange movement	(94)	82
Ending	952	1,404
TELUS Corporation credit facilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning		1,144
Issued or received	770
Redemptions, repayments or payments	(764)	(1,144)
Foreign exchange movement	(6)
TELUS Communications Inc. debentures | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	200	200
Redemptions, repayments or payments	(200)
Ending		200
TELUS Corporation junior subordinated notes | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	7,328
Foreign exchange movement	(16)
Other	(62)
Ending	7,250
TELUS International (Cda) Inc. credit facility | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	1,703	1,781
Issued or received	801	354
Redemptions, repayments or payments	(2,459)	(587)
Foreign exchange movement	(57)	152
Other	12	3
Ending		1,703
Other | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	588	288
Redemptions, repayments or payments	(168)	(70)
Other	117	370
Ending	537	588
Other (unsecured) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	301
Foreign exchange movement	(6)
Ending	295
Lease liabilities | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	2,882	2,614
Redemptions, repayments or payments	(746)	(661)
Foreign exchange movement	9	24
Other	1,169	905
Ending	3,314	2,882
Derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt - liability (asset) | Long-term debt including derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Beginning	(68)	189
Issued or received	4,008	3,377
Redemptions, repayments or payments	(4,023)	(3,333)
Foreign exchange movement	406	(499)
Other	(252)	198
Ending	71	(68)
To eliminate effect of gross settlement of derivatives used to manage currency risks arising from U.S. dollar-denominated long-term debt
Changes in liabilities arising from financing activities
Issued or received	(4,008)	(3,377)
Redemptions, repayments or payments	$ 4,008	$ 3,377